Schedule of Share-based Payment Award, Warrants, Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 1		0.1245
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 2		1.47%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 3		0.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 4		165.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 5		$ 5
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 6		0.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 1	$ 0.075
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 2	$ 0.142
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 3	26.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 4	1.42%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 5	0.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 6	116.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 7	161.00%
Options And Warrants Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 8	$ 2